Loan Sales And Securitizations (Schedule Of Sensitivity Of Fair Value Of Retained Or Purchased MSR Immediate 10 Percent And 20 Percent Adverse Changes In Assumptions) (Details) (USD $)				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 First Liens [Member]		Dec. 31, 2011 First Liens [Member]		Dec. 31, 2012 Second Liens [Member]		Dec. 31, 2011 Second Liens [Member]		Dec. 31, 2012 Home Equity [Member]		Dec. 31, 2011 Home Equity [Member]
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of retained interests	$ 114,311,000	$ 144,069,000	$ 207,319,000	$ 111,314,000		$ 140,724,000		$ 196,000		$ 231,000		$ 2,801,000		$ 3,114,000
Weighted average life (in years)				4 years 0 months		3 years 8 months		3 years 0 months		2 years 11 months		3 years 0 months		2 years 10 months
Annual prepayment rate				21.00%		22.50%		27.10%		26.00%		27.90%		28.00%
Annual prepayment rate, Impact on fair value of 10% adverse change				(5,736,000)		(7,667,000)		(12,000)		(15,000)		(158,000)		(202,000)
Annual prepayment rate, Impact on fair value of 20% adverse change				(10,956,000)		(14,612,000)		(24,000)		(28,000)		(304,000)		(387,000)
Annual discount rate on servicing cash flows				11.80%		11.80%		14.00%		14.00%		18.00%		18.00%
Annual discount rate on servicing cash flows, Impact on fair value of 10% adverse change				(3,079,000)		(3,728,000)		(5,000)		(6,000)		(87,000)		(96,000)
Annual discount rate on servicing cash flows, Impact on fair value of 20% adverse change				(5,976,000)		(7,241,000)		(10,000)		(12,000)		(169,000)		(187,000)
Annual cost to service (per loan)				118	[1]	119	[1]	50	[1]	50	[1]	50	[1]	50	[1]
Annual cost to service (per loan), Impact on fair value of 10% adverse change				(2,711,000)		(3,333,000)		(5,000)		(5,000)		(43,000)		(50,000)
Annual cost to service (per loan), Impact on fair value of 20% adverse change				(5,404,000)		(6,643,000)		(9,000)		(10,000)		(86,000)		(100,000)
Annual earnings on escrow				1.40%		1.40%		0.00%		0.00%		0.00%		0.00%
Annual earnings on escrow, Impact on fair value of 10% adverse change				(640,000)		(1,194,000)		0		0		0		0
Annual earnings on escrow, Impact on fair value of 20% adverse change				$ (1,281,000)		$ (2,388,000)		$ 0		$ 0		$ 0		$ 0

[1]	Amounts represent market participant based assumptions.